Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets	Intangible assets consist of the following:
	2012	2011

Patents	$208,943	$208,943
Less: accumulated amortization	79,985	63,316

Intangible assets, net	$128,958	$145,627